Share-based compensation plan	12 Months Ended
Dec. 31, 2012
Share-based compensation plan
15	Share-based compensation plan

(a)	Share Options

The 2006 Employee Share Incentive Plan was adopted by the Company’s board of directors in February 2006 and was subsequently amended by the Amended and Restated 2006 Employee Share Incentive Plan (the “Plan”) in September 2006. The Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers and employees.

Under the Plan, the Company will issue share options or restricted shares to participants and is limited to issuing awards exercisable for or representing in the aggregate no more than 21,000,000 Class A ordinary shares. The Plan will terminate in 2016.

On March 6, 2009, the Company granted 27,500 options with an exercise price of $18.34 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the Plan. Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by $2.3 million, which is charged to the consolidated statement of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

During the years ended December 31, 2011 and 2012, the Company did not grant any share options.

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	2010
Risk-free interest rate	2.27%
Expected life	5.5 years
Assumed volatility	28.8%
Expected dividends	2%
Fair value on grant date	$9.94

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of listed comparable companies and the Company’s own historical volatility. The expected term has been ascertained based on the vesting terms, contractual terms and the option exercise history. The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

A summary of the activities of share options under the Plan for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2011	5,316,868	$12.56
Exercised	(1,748,935)	14.06
Forfeited	(28,207)	20.69

Outstanding as of December 31, 2012	3,539,726	$11.75

The weighted-average grant-date fair value of options granted during the year ended December 31, 2010 was $9.94. No share options were granted during 2011 and 2012.

The total intrinsic value of share options exercised during the years ended December 31, 2010, 2011 and 2012 was $21,194, $12,820 and $32,594, respectively. The total intrinsic value of exercisable share options was $82,684, $67,990 and $73,943, as of December 31, 2010, 2011 and 2012, respectively. The total intrinsic value of the outstanding share options was $87,951, $70,191 and $74,266, as of December 31, 2010, 2011 and 2012, respectively.

Cash received from exercise of options under all share-based payment arrangements for the years ended December 31, 2010, 2011 and 2012 was $11,160, $7,121 and $24,593 respectively.

As of December 31, 2012, there was $67 of total unrecognized compensation cost related to non-vested share options granted under the Plan, which will be recognized over a weighted average period of 2.0 years.

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2012:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	1,207,106	$5.00	1.15	$33,437	1,207,106	$5.00	1.15	$33,437
$11.00 - $18.34	1,448,746	11.03	1.70	31,394	1,443,246	11.00	1.69	31,315
$20.50 - $29.30	845,067	21.54	2.53	9,432	822,957	21.53	2.51	9,191
$32.54 - $40.2	38,807	35.17	1.17	4	16,307	38.80	2.78	—

Total	3,539,726	$11.75	1.70	$74,267	3,489,616	$11.54	1.70	$73,943

As of December 31, 2012, share options vested and expected to vest totaled approximately 3.5 million shares, with a weighted-average remaining contractual life of 1.70 years and a weighted-average exercise price of $11.74 per share and an aggregated intrinsic value of approximately $74,250.

(b)	Restricted Shares Units (“RSU”)

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	642,347	$26.81
Granted	591,440	31.45
Vested	(343,815)	28.03
Forfeited	(34,217)	28.12

Non-vested as of December 31, 2012	855,755	$29.47

The total fair value of RSU vested during the year ended December 31, 2010, 2011 and 2012 was $300, $4,886 and $ 9,563, respectively.

As of December 31, 2012, there was $13,852 total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.59 years.

As of December 31, 2011, the Company had 387,454 shares held as treasury stock. All these shares were reissued through the exercise of share options or the grants of RSU during 2012.